Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended	2 Months Ended				3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended			9 Months Ended		11 Months Ended		12 Months Ended	14 Months Ended				15 Months Ended		17 Months Ended		18 Months Ended	20 Months Ended		21 Months Ended		23 Months Ended		24 Months Ended	26 Months Ended			27 Months Ended		29 Months Ended		30 Months Ended	32 Months Ended			33 Months Ended		35 Months Ended		36 Months Ended	38 Months Ended			39 Months Ended		42 Months Ended	44 Months Ended	45 Months Ended	50 Months Ended		51 Months Ended	56 Months Ended	57 Months Ended	62 Months Ended	63 Months Ended	74 Months Ended	86 Months Ended	98 Months Ended
		Dec. 09, 2025	Dec. 31, 2023	Aug. 08, 2023	Jun. 30, 2023	May 04, 2023	Jan. 10, 2023	Nov. 02, 2021	Mar. 23, 2021	May 02, 2018	Dec. 31, 2025	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2021	Jun. 30, 2018	Mar. 31, 2023	Jun. 30, 2021	Mar. 31, 2026	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2026	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2021	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2022	Jun. 30, 2019	Mar. 31, 2024	Jun. 30, 2022	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2022	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2020	Mar. 31, 2025	Jun. 30, 2023	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2024	Sep. 30, 2025	Dec. 31, 2023	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024	Jun. 30, 2021	Mar. 31, 2026	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2023	Jun. 30, 2026	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Account Value [Line Items]
Accumulated Value										$ 10,000					$ 9,983																			$ 8,487															$ 6,094																$ 9,509							$ 13,077				$ 12,848		$ 14,995	$ 17,720	$ 22,435
USCF Sustainable Battery Metals Strategy Fund
Account Value [Line Items]
Accumulated Value							$ 10,000									$ 9,359					$ 8,974					$ 7,692				$ 6,859					$ 6,199				$ 6,050			$ 5,938				$ 5,508				$ 6,315				$ 6,050				$ 7,080				$ 9,097				$ 9,654		$ 9,369
USCF Energy Commodity Strategy Absolute Return Fund
Account Value [Line Items]
Accumulated Value						$ 10,000							$ 10,300							$ 12,689				$ 11,015					$ 13,254			$ 13,980						$ 13,125			$ 13,440				$ 13,978			$ 13,135					$ 13,954			$ 11,444					$ 15,388		$ 13,042
USCF Sustainable Commodity Strategy Fund
Account Value [Line Items]
Accumulated Value				$ 10,000								$ 8,983							$ 8,857				$ 8,059					$ 7,863			$ 8,272						$ 7,659			$ 7,791				$ 7,977			$ 8,706					$ 9,769			$ 10,279					$ 10,289
USCF Oil Plus Bitcoin Strategy Fund
Account Value [Line Items]
Accumulated Value		$ 10,000									$ 9,240							$ 12,735				$ 9,130
USCF Midstream Energy Income Fund
Account Value [Line Items]
Accumulated Value									$ 10,000								$ 12,183										$ 12,258									$ 13,494							$ 14,858								$ 15,594								$ 17,032								$ 20,109			$ 24,321			$ 25,479		$ 25,659		$ 31,291
USCF Dividend Income Fund
Account Value [Line Items]
Accumulated Value									10,000																											9,301							10,210								10,343								10,856								11,407			12,718			13,356		14,480		16,173
Commodity Derivatives Sector [Member]
Account Value [Line Items]
Accumulated Value			$ 11,352		$ 10,516			$ 10,000						$ 10,240											$ 10,238								$ 10,388																								$ 12,369							$ 14,061					$ 16,925		$ 21,283			$ 19,787
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value										10,000					10,352																			11,431															12,289																17,301							15,465				18,495		23,037	26,530	32,453
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value			10,672		9,878			10,000						10,319											8,259								8,450																								12,303							13,341					14,169		15,727			17,332
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Accumulated Value							10,000									9,812					9,561					10,011				9,548					9,757				10,039			10,107				10,061				10,955				10,618				11,005				11,648				14,492		13,321
S&P 500 Index
Account Value [Line Items]
Accumulated Value						10,000							10,913							10,556				11,790					13,034			13,593						14,393			14,740				14,110			15,654					16,926			17,375					16,622		19,149
S & P 500 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000								9,995							9,532				9,741					10,022			10,090						10,045			10,937				10,600			10,987					11,629			14,468					13,299
S And P 500 Index 265127 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000									$ 10,014							$ 9,580				$ 11,021
S & P 500 Index
Account Value [Line Items]
Accumulated Value									10,000								11,031										12,319									9,860							10,088								11,792								12,740								14,688			15,927			16,915		18,775		20,691
S&P 500 Value Total Return Index [Member]
Account Value [Line Items]
Accumulated Value									10,000																											9,114							9,750								10,935								11,917								12,607			13,382			13,821		15,147		16,364
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Accumulated Value										10,000					9,797																			9,135															7,548																10,990							13,657				12,344		12,961	13,709	17,199
SummerHaven Dynamic Commodity Index Total Return [Member]
Account Value [Line Items]
Accumulated Value										$ 10,000					$ 10,008																			$ 8,579															$ 6,224																$ 9,631							$ 13,261				$ 13,147		$ 15,475	$ 18,404	$ 23,456
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Accumulated Value			10,174		10,188			10,000						9,517											11,271								11,048																								10,697							10,721					11,314		12,412			14,194
Bloomberg Gold Subindex Total Return [Member]
Account Value [Line Items]
Accumulated Value			$ 11,432		$ 10,677			$ 10,000						$ 10,208											$ 10,051								$ 10,132																								$ 12,879							$ 14,475					$ 18,004		$ 23,517			$ 21,785
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000									10,526					11,446					11,072				12,366					13,672				14,257			15,096				15,460				14,800				16,419				17,753				18,224				17,435		20,085
S And P G S C I Electirc Vehicle Metals T R Index [Member]
Account Value [Line Items]
Accumulated Value	[1]						$ 10,000									$ 9,470					$ 8,621					$ 7,727				$ 7,095					$ 6,913				$ 6,942			$ 6,893				$ 6,278				$ 6,838				$ 6,726				$ 7,058				$ 8,170				$ 8,670		$ 8,456
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Accumulated Value						10,000							10,078							10,553				10,064					10,285			10,582						10,654			10,606				11,548			11,192					11,600			12,279					15,276		14,041
Bloomberg Energy Subindex Total Return [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000							$ 10,894							$ 13,028				$ 10,664					$ 11,181			$ 11,515						$ 10,227			$ 10,790				$ 11,974			$ 10,664					$ 10,310			$ 9,667					$ 15,469		$ 13,404
Bloom berg Commodity Index Total Return
Account Value [Line Items]
Accumulated Value				$ 10,000								$ 9,556							$ 10,674				$ 11,800					$ 12,306			$ 13,030						$ 13,344			$ 12,774				$ 14,172			$ 15,323					$ 15,730			$ 15,048					$ 17,336
Alerian Midstream Energy Select Total Return Index [Member]
Account Value [Line Items]
Accumulated Value									10,000								$ 12,121										$ 11,950									13,142							14,239								15,113								16,488								19,605			23,598			25,129		25,151		31,283
S & P 500 Index
Account Value [Line Items]
Accumulated Value									$ 10,000																											$ 9,108							$ 9,319								$ 10,893								$ 11,768								$ 13,568			$ 14,712			$ 15,625		$ 17,343		$ 19,113

[1]	This benchmark replaces the prior benchmark, Bloomberg Electrification Metals TR Index℠, which was discontinued by the index provider.